Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
LGL Systems Acquisition Corp [Member]
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000			1,000,000
Preferred stock, shares issued		0		0			0
Preferred stock, shares outstanding		0		0			0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized	109,969,809		109,969,809			108,713,170
Common stock, shares issued	37,326,837		36,632,987			36,632,987
Common stock, shares outstanding	37,326,837		36,632,987			36,137,827
Class A Common Stock | LGL Systems Acquisition Corp [Member]
Class A common stock subject to possible redemption		13,401,775		13,888,079			14,818,523
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized		75,000,000		75,000,000			75,000,000
Common stock, shares issued		3,848,225		3,361,921			2,431,477
Common stock, shares outstanding		3,848,225		3,361,921			2,431,477
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized	20,030,191		20,030,191			21,286,830
Common stock, shares issued	17,606,830		17,606,830			17,606,830
Common stock, shares outstanding	17,606,830		17,606,830			17,606,830
Class B Common Stock | LGL Systems Acquisition Corp [Member]
Common stock, shares authorized		10,000,000		10,000,000			10,000,000
Common stock, shares issued		4,312,500		4,312,500			4,312,500
Common stock, shares outstanding		4,312,500		4,312,500			4,312,500
Class B convertible common stock | LGL Systems Acquisition Corp [Member]
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized		10,000,000		10,000,000			10,000,000
Common stock, shares issued		4,312,500		4,312,500			4,312,500
Common stock, shares outstanding		4,312,500		4,312,500			4,312,500
Series A Preferred Stock
Temporary equity stated or par value per share	$ 0.0001		$ 0.0001			$ 0.0001
Temporary equity shares authorized	793,650		793,650			793,650
Temporary equity shares issued	793,650		793,650			793,650
Temporary equity shares outstanding	793,650		793,650			793,650
Series B Preferred Stock
Temporary equity stated or par value per share	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity shares authorized	2,177,998		2,177,998		2,177,998	1,806,350
Temporary equity shares issued	2,004,084		2,004,084			1,216,886
Temporary equity shares outstanding	2,004,084		2,004,084			1,216,886